UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Strategic Real
Return Fund -
Strategic Real Return
Class F

June 30, 2009

1.833432.103

RRS-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 5.2%
		Principal Amount (d)	Value
Convertible Bonds - 2.2%
FINANCIALS - 2.2%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		$ 1,200,000	$ 846,000
Real Estate Investment Trusts - 1.9%
Acadia Realty Trust 3.75% 12/15/26		7,550,000	6,496,020
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (e)		7,625,000	6,236,488
Anthracite Capital, Inc. 11.75% 9/1/27 (e)		1,570,000	282,129
BioMed Realty LP 4.5% 10/1/26 (e)		4,500,000	3,802,500
Boston Properties, Inc. 3.75% 5/15/36		900,000	792,900
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,517,250
BRE Properties, Inc. 4.125% 8/15/26		12,850,000	11,576,051
CapLease, Inc. 7.5% 10/1/27 (e)		5,500,000	3,135,000
Corporate Office Properties LP 3.5% 9/15/26 (e)		2,250,000	1,949,400
Duke Realty LP 3.75% 12/1/11 (e)		2,850,000	2,475,938
Home Properties, Inc. 4.125% 11/1/26 (e)		1,900,000	1,682,640
Hospitality Properties Trust 3.8% 3/15/27		5,200,000	4,335,760
Inland Real Estate Corp. 4.625% 11/15/26		2,000,000	1,651,481
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		7,850,000	6,554,750
MPT Operating Partnership LP 9.25% 4/1/13 (e)		3,000,000	2,358,300
National Retail Properties, Inc. 3.95% 9/15/26		2,700,000	2,500,905
ProLogis Trust 1.875% 11/15/37		4,400,000	3,211,868
SL Green Realty Corp. 3% 3/30/27 (e)		1,450,000	1,196,250
The Macerich Co. 3.25% 3/15/12 (e)		3,600,000	2,821,680
United Dominion Realty Trust, Inc. 3.625% 9/15/11		7,750,000	7,004,063
Ventas, Inc. 3.875% 11/15/11 (e)		7,980,000	7,639,174
Vornado Realty Trust 2.85% 4/1/27		4,660,000	4,060,444
Washington (REIT):
3.875% 9/15/26		4,350,000	4,002,000
3.875% 9/15/26		3,350,000	3,082,000
Weingarten Realty Investors 3.95% 8/1/26		4,250,000	3,910,000
			94,274,991
Real Estate Management & Development - 0.3%
ERP Operating LP 3.85% 8/15/26		8,750,000	8,311,625
First Potomac Realty Investment LP 4% 12/15/11 (e)		2,400,000	1,917,000
Kilroy Realty LP 3.25% 4/15/12 (e)		4,500,000	3,690,000
			13,918,625
TOTAL FINANCIALS			109,039,616
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 3.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Host Marriott LP 7% 8/15/12		$ 1,800,000	$ 1,741,500
Starwood Hotels & Resorts Worldwide, Inc. 6.25% 2/15/13		500,000	465,000
Times Square Hotel Trust 8.528% 8/1/26 (e)		870,568	749,559
			2,956,059
Household Durables - 0.5%
D.R. Horton, Inc.:
5.375% 6/15/12		2,900,000	2,697,000
6.5% 4/15/16		1,000,000	855,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	380,000
7.75% 5/15/13		5,800,000	2,610,000
KB Home:
5.875% 1/15/15		1,500,000	1,335,000
6.25% 6/15/15		5,100,000	4,360,500
Lennar Corp.:
5.5% 9/1/14		4,000,000	3,200,000
5.95% 10/17/11		1,000,000	890,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,448,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,747,500
Ryland Group, Inc.:
6.875% 6/15/13		1,000,000	955,000
8.4% 5/15/17		250,000	237,500
Stanley-Martin Communities LLC 9.75% 8/15/15		6,300,000	1,575,000
			24,291,000
TOTAL CONSUMER DISCRETIONARY			27,247,059
FINANCIALS - 2.4%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (c)(f)		3,175,000	1,905,000
Real Estate Investment Trusts - 2.1%
AMB Property LP:
5.9% 8/15/13		600,000	547,307
6.3% 6/1/13		2,000,000	1,854,706
Arden Realty LP 5.2% 9/1/11		500,000	510,936
AvalonBay Communities, Inc.:
4.95% 3/15/13		1,500,000	1,435,871
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.: - continued
5.5% 1/15/12		$ 1,000,000	$ 1,002,608
6.625% 9/15/11		1,521,000	1,569,737
Brandywine Operating Partnership LP:
4.5% 11/1/09		800,000	797,460
5.75% 4/1/12		1,000,000	904,118
6% 4/1/16		1,000,000	738,003
Camden Property Trust:
4.7% 7/15/09		2,500,000	2,500,905
5% 6/15/15		1,400,000	1,235,724
Colonial Properties Trust 6.875% 8/15/12		1,000,000	938,540
Colonial Realty LP 6.05% 9/1/16		1,000,000	788,260
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	336,067
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,600,000	1,446,635
5.375% 10/15/12		2,000,000	1,352,016
Duke Realty LP:
5.625% 8/15/11		680,000	650,963
7.75% 11/15/09		1,000,000	1,002,454
Equity One, Inc.:
6% 9/15/16		1,000,000	785,906
6.25% 1/15/17		1,000,000	801,528
Federal Realty Investment Trust:
4.5% 2/15/11		3,050,000	2,886,005
5.65% 6/1/16		700,000	613,156
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	686,517
6% 3/1/15		1,500,000	1,323,749
6% 1/30/17		1,000,000	847,723
6.3% 9/15/16		4,500,000	3,902,927
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	1,949,524
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	440,674
8.125% 5/1/11		2,608,000	2,598,037
Highwoods/Forsyth LP 5.85% 3/15/17		2,600,000	2,070,614
HMB Capital Trust V 4.2294% 12/15/36 (c)(e)(f)		4,300,000	430
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,149,508
6.7% 1/15/18		1,000,000	765,824
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust: - continued
6.75% 2/15/13		$ 1,250,000	$ 1,099,595
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	1,790,000
9% 5/15/17 (e)		750,000	705,000
HRPT Properties Trust:
1.2244% 3/16/11 (f)		2,000,000	1,741,882
6.5% 1/15/13		1,000,000	892,097
iStar Financial, Inc. 5.95% 10/15/13		7,995,000	3,277,950
Kimco Realty Corp. 5.783% 3/15/16		550,000	465,613
Liberty Property LP:
5.125% 3/2/15		1,440,000	1,221,756
6.375% 8/15/12		2,680,000	2,570,659
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,706,666
Nationwide Health Properties, Inc.:
6.25% 2/1/13		2,000,000	1,894,726
6.5% 7/15/11		4,000,000	3,940,684
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,467,500
7% 1/15/16		1,658,000	1,492,200
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,495,085
Rouse Co.:
5.375% 11/26/13 (c)		3,050,000	1,921,500
7.2% 9/15/12 (c)		1,000,000	635,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(e)		9,000,000	5,670,000
Senior Housing Properties Trust 8.625% 1/15/12		6,765,000	6,646,613
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	2,708,661
7.75% 2/22/11		1,000,000	985,401
Simon Property Group LP:
5% 3/1/12		700,000	697,802
5.75% 5/1/12		500,000	508,014
6.1% 5/1/16		1,000,000	933,206
6.75% 5/15/14		800,000	803,843
UDR, Inc. 5.5% 4/1/14		2,000,000	1,844,323
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,427,525
Ventas Realty LP:
6.5% 6/1/16		1,020,000	912,900
6.625% 10/15/14		8,020,000	7,619,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas Realty LP: - continued
7.125% 6/1/15		$ 500,000	$ 482,500
Weingarten Realty Invstors 5.263% 5/15/12		1,000,000	887,037
			103,879,170
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	1,119,100
8.125% 6/1/12		1,000,000	920,000
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (e)		1,000,000	975,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,874,475
6.625% 3/15/12		3,000,000	3,073,812
First Industrial LP 5.75% 1/15/16		1,000,000	608,066
Regency Centers LP:
5.25% 8/1/15		3,509,000	2,848,599
5.875% 6/15/17		600,000	483,505
			11,902,557
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 10.5% 6/1/14 (e)		4,750,000	2,422,500
TOTAL FINANCIALS			120,109,227
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,332,500
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,880,900
			4,213,400
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	1,690,634
TOTAL NONCONVERTIBLE BONDS			153,260,320
TOTAL CORPORATE BONDS (Cost $271,845,736)			262,299,936
U.S. Treasury Inflation Protected Obligations - 25.7%
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		$ 37,657,860	$ 35,575,075
2% 1/15/26		109,497,008	107,341,271
2.375% 1/15/25		87,207,551	89,905,699
2.5% 1/15/29		28,800,480	30,519,467
3.625% 4/15/28		30,452,730	37,057,166
3.875% 4/15/29		34,111,889	43,176,184
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		25,219,500	24,924,008
0.875% 4/15/10		15,757,140	15,769,622
1.25% 4/15/14		25,187,750	25,132,813
1.375% 7/15/18		13,843,060	13,421,257
1.625% 1/15/15		49,714,148	49,481,091
1.625% 1/15/18		21,984,048	21,820,985
1.875% 7/15/13		83,447,648	85,664,485
1.875% 7/15/15		48,934,368	49,523,290
2% 4/15/12		43,501,464	44,739,444
2% 1/15/14		80,990,683	82,838,240
2% 7/15/14		71,433,386	73,107,644
2% 1/15/16		47,644,762	48,359,431
2.125% 1/15/19		35,752,320	36,925,394
2.375% 4/15/11		48,555,648	50,057,834
2.375% 1/15/17		35,155,558	36,693,679
2.375% 1/15/27		71,368,425	73,966,811
2.5% 7/15/16		55,430,025	58,253,428
2.625% 7/15/17		36,007,650	38,385,431
3% 7/15/12		71,824,614	76,257,282
3.375% 1/15/12		8,970,125	9,546,844
3.5% 1/15/11		34,792,840	36,336,698
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,260,191,958)			1,294,780,573
Asset-Backed Securities - 0.5%

Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R10 Class M1, 1.0138% 11/25/34 (f)		105,000	65,250
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (e)		3,005,000	1,202,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6769% 3/23/19 (e)(f)		2,815,073	1,829,798
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		5,000,000	3,572,000
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 1.3569% 1/20/37 (e)(f)		$ 2,357,752	$ 1,060,988
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		2,500,000	1,375,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	654,837
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,171,115
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		2,140,000	909,500
Class B2, 1.9513% 12/28/35 (e)(f)		2,110,000	685,750
Class D, 9% 12/28/35 (e)		500,000	130,450
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		1,000,000	250,000
Fairfield Street Solar Corp. Series 2004-1A Class E1, 4.0288% 11/28/39 (e)(f)		850,000	34,000
Fremont Home Loan Trust Series 2006-A Class 2A2, 0.4138% 5/25/36 (f)		21,924	21,781
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9638% 9/25/46 (e)(f)		752,757	45,165
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		750,000	1
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	664,262
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	62
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	722,000
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.3388% 8/28/38 (e)(f)		4,090,000	2,045,000
Class C1B, 7.696% 8/28/38 (e)		1,189,000	525,538
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		5,855,967	4,801,893
Residential Asset Securities Corp.:
Series 2003-KS10 Class MI3, 6.41% 12/25/33		540,404	123,143
Series 2005-AHL1 Class A2, 0.5838% 7/25/35 (f)		1,825,429	1,667,325
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.6663% 2/5/36 (e)(f)		272,035	2,720
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.7222% 9/25/26 (e)(f)		3,000,000	180,000
Series 2006-1A:
Class F, 1.7575% 9/25/26 (e)(f)		2,250,000	112,500
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class G, 1.9575% 9/25/26 (e)(f)		$ 1,530,000	$ 61,200
Class H, 2.2575% 9/25/26 (e)(f)		4,300,000	150,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.7025% 11/21/40 (e)(f)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $47,276,907)			24,114,222
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.5294% 3/15/22 (e)(f)		9,420,000	7,023,241
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2887% 11/25/33 (f)		342,382	298,214
Series 2004-D Class 2A1, 3.8897% 5/25/34 (f)		134,728	113,623
Series 2005-H Class 1A1, 5.3156% 9/25/35 (f)		139,515	110,598
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	41
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (e)(f)		139,282	14,992
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7092% 1/25/19 (e)(f)		83,851	24,434
Class B4, 4.7092% 1/25/19 (e)(f)		167,702	50,169
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.8194% 6/15/22 (e)(f)		5,497,954	3,573,670
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		1,935,000	1,350,047
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.5694% 12/15/37 (e)(f)		463,187	26,957
Series 2006-B Class B6, 2.0194% 7/15/38 (e)(f)		927,765	28,018
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.4231% 9/10/37 (e)(f)		141,447	10,170
Series 2005-D Class B7, 4.5694% 12/15/37 (e)(f)		277,912	20,704
Series 2006-A Class B7, 3.8194% 3/15/38 (e)(f)		714,683	39,665
Series 2006-B Class B7, 4.1694% 7/15/38 (e)(f)		927,765	41,286
Series 2007-A Class BB, 3.6694% 2/15/39 (e)(f)		787,086	19,205
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (e)		96,000	86,400
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
SBA CMBS Trust Series 2006-1A: - continued
Class G, 6.904% 11/15/36 (e)		$ 76,000	$ 67,640
Class H, 7.389% 11/15/36 (e)		37,000	32,930
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,705,268)			12,932,004
Commercial Mortgage Securities - 1.3%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (e)		4,800,000	4,320,000
Banc of America Commercial Mortgage, Inc. sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		874,842	864,778
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.3194% 3/15/22 (e)(f)		800,000	280,000
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		2,000,000	1,223,243
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)	CAD	1,605,000	499,039
Class G, 5.01% 5/15/44 (f)	CAD	351,000	98,097
Class H, 5.01% 5/15/44 (f)	CAD	235,000	58,345
Class J, 5.01% 5/15/44 (f)	CAD	235,000	53,405
Class K, 5.01% 5/15/44 (f)	CAD	118,000	23,652
Class L, 5.01% 5/15/44 (f)	CAD	421,000	75,050
Class M, 5.01% 5/15/44 (f)	CAD	1,927,737	345,521
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (e)		1,475,000	1,339,538
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,147,156
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A:
Class A1, 0.5094% 5/15/23 (e)(f)		3,921,856	3,060,188
Class K, 1.7964% 5/15/23 (e)(f)		3,757,000	1,133,648
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	200,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (e)		2,500,000	2,450,000
Class E, 6.0652% 11/15/36 (e)		1,200,000	1,176,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	960,000
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2315% 6/10/31 (e)(f)		2,500,000	2,268,322
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		$ 4,635,000	$ 3,476,250
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,280,008
Series 2002-1A Class H, 7.3988% 12/10/35 (e)(f)		1,207,000	820,248
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (e)		1,000,000	990,000
Class E, 5.587% 12/15/14 (e)		1,710,000	1,692,900
Class F, 6.376% 12/15/14 (e)		800,000	792,000
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		3,000,000	2,550,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		32,904	32,834
Class F, 6.75% 4/15/29 (f)		1,000,000	944,752
Class G, 6.75% 4/15/29 (f)		1,000,000	446,502
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		2,500,000	1,825,000
Series 1999-C3 Class J, 6.974% 8/15/36 (e)		2,720,000	2,565,283
Series 2000-C1:
Class H, 7% 3/15/33 (e)		1,190,000	806,468
Class K, 7% 3/15/33		1,000,000	538,351
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (e)		1,000,000	653,193
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.7144% 3/1/20 (e)(f)		2,800,000	1,708,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4:
Class E, 6.7103% 5/12/34 (e)(f)		2,000,000	1,418,385
Class F, 7.1023% 5/12/34 (e)(f)		1,700,000	1,120,147
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4994% 2/15/19 (e)(f)		4,000,000	3,200,000
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		2,066,000	1,911,994
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		827,892	832,577
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (e)		2,630,000	2,104,000
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		1,350,000	637,200
Class I11, 7.72% 2/26/28 (e)		751,000	274,340
Class I12, 7.72% 2/26/28 (e)		750,000	223,575
Class I9, 7.72% 2/26/28 (e)		1,149,200	675,385
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (e)		$ 2,000,000	$ 1,540,000
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (e)		600,000	36,000
Class F, 10.813% 5/20/44 (e)		400,000	16,000
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		5,008,728	4,257,418
Series 2005-HQ7 Class E, 5.2076% 11/14/42 (f)		1,250,000	311,150
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (e)		1,000,000	988,600
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (e)		1,150,000	1,000,500
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		2,000,000	1,420,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8944% 9/15/09 (e)(f)		1,800,000	208,639
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 0.4494% 7/15/42 (f)		3,811,558	3,561,035
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $86,112,644)			68,434,716
Common Stocks - 11.0%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Centex Corp.	72,100	609,966
D.R. Horton, Inc.	32,300	302,328
Lennar Corp. Class A	48,600	470,934
M/I Homes, Inc.	46,400	454,256
Meritage Homes Corp. (a)	66,700	1,257,962
Pulte Homes, Inc.	127,500	1,125,825
		4,221,271
FINANCIALS - 10.7%
Capital Markets - 0.0%
W.P. Carey & Co. LLC	7,642	190,897
Real Estate Investment Trusts - 10.4%
Acadia Realty Trust (SBI)	757,244	9,882,034
Alexandria Real Estate Equities, Inc.	326,600	11,689,014
AMB Property Corp. (SBI)	277,100	5,212,251
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities, Inc.	139,800	$ 3,100,764
Annaly Capital Management, Inc.	559,400	8,469,316
Anworth Mortgage Asset Corp.	107,700	776,517
Apartment Investment & Management Co. Class A	1,219,687	10,794,230
AvalonBay Communities, Inc.	221,016	12,363,635
Boston Properties, Inc.	253,500	12,091,950
Brandywine Realty Trust (SBI)	1,701,587	12,676,823
Camden Property Trust (SBI)	510,100	14,078,760
CapLease, Inc.	217,300	599,748
CBL & Associates Properties, Inc.	1,157,558	6,239,238
Colonial Properties Trust (SBI)	50,600	374,440
Corporate Office Properties Trust (SBI)	324,118	9,506,381
Cypress Sharpridge Investments, Inc. (a)	330,096	3,928,142
Cypress Sharpridge Investments, Inc. (e)	270,416	2,896,155
Cypress Sharpridge Investments, Inc. warrants 4/30/11 (a)(e)	60,000	55,778
DCT Industrial Trust, Inc.	225,800	921,264
Developers Diversified Realty Corp.	1,365,400	6,663,152
DiamondRock Hospitality Co.	1,442,462	9,029,812
Digital Realty Trust, Inc.	484,100	17,354,985
Duke Realty LP	1,901,400	16,675,278
Equity Lifestyle Properties, Inc.	131,900	4,904,042
Equity Residential (SBI)	658,100	14,629,563
Essex Property Trust, Inc.	61,700	3,839,591
Federal Realty Investment Trust (SBI)	17,200	886,144
Government Properties Income Trust	41,800	858,154
Hatteras Financial Corp.	7,200	205,848
HCP, Inc.	687,200	14,561,768
Healthcare Realty Trust, Inc.	778,291	13,098,638
Highwoods Properties, Inc. (SBI)	935,500	20,927,135
Home Properties, Inc.	289,700	9,878,770
Host Hotels & Resorts, Inc.	919,100	7,711,249
Inland Real Estate Corp.	965,752	6,760,264
Kimco Realty Corp.	311,320	3,128,766
Kite Realty Group Trust	591,300	1,726,596
LaSalle Hotel Properties (SBI)	26,280	324,295
Lexington Corporate Properties Trust	122,500	416,500
Liberty Property Trust (SBI)	29,700	684,288
MFA Mortgage Investments, Inc.	1,855,646	12,841,070
National Retail Properties, Inc.	101,200	1,755,820
Nationwide Health Properties, Inc.	91,600	2,357,784
ProLogis Trust	2,944,945	23,736,257
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage	342,900	$ 22,453,092
Ramco-Gershenson Properties Trust (SBI)	269,000	2,692,690
Redwood Trust, Inc.	70,700	1,043,532
Regency Centers Corp.	556,600	19,430,906
Simon Property Group, Inc.	834,938	42,940,861
SL Green Realty Corp.	680,600	15,612,964
Sunstone Hotel Investors, Inc.	2,708,260	14,489,191
Tanger Factory Outlet Centers, Inc.	134,000	4,345,620
The Macerich Co.	981,063	17,276,519
U-Store-It Trust	538,200	2,637,180
UDR, Inc.	948,139	9,794,276
Ventas, Inc.	1,155,880	34,514,577
Vornado Realty Trust	376,089	16,935,288
		524,778,905
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	839,500	6,690,817
CB Richard Ellis Group, Inc. Class A (a)	840,649	7,868,475
Jones Lang LaSalle, Inc.	35,300	1,155,369
		15,714,661
TOTAL FINANCIALS		540,684,463
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	197,100	1,919,754
Capital Senior Living Corp. (a)	213,200	970,060
Emeritus Corp. (a)	447,457	5,910,907
Sun Healthcare Group, Inc. (a)	111,500	941,060
		9,741,781
TOTAL COMMON STOCKS (Cost $756,489,410)		554,647,515
Preferred Stocks - 1.4%
	Shares	Value
Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	120,000	$ 1,486,440
Lexington Corporate Properties Trust Series C 6.50%	33,800	676,000
Simon Property Group, Inc. 6.00%	20,000	924,800
		3,087,240
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	15,300
Red Lion Hotels Capital Trust 9.50%	138,465	2,215,440
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	3,040
		2,233,780
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,099,425
AMB Property Corp. Series O, 7.00%	1,000	19,060
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	163
Series B, 9.25% (a)	233,544	584
Annaly Capital Management, Inc. Series A, 7.875%	205,500	4,685,400
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	4,809,105
Apartment Investment & Management Co.:
Series G, 9.375%	72,500	1,483,350
Series T, 8.00%	80,000	1,400,000
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	348,400
Cedar Shopping Centers, Inc. 8.875%	15,000	239,850
CenterPoint Properties Trust Series D, 5.377%	5,280	2,376,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	1,655,750
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,194,796
Series B, 7.50%	43,159	635,732
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	481,200
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	1,980,000
Series B, 7.875%	36,100	752,685
Duke Realty LP 8.375%	112,097	1,968,423
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	10,695
Equity Residential (depositary shares) Series N, 6.48%	21,200	395,592
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	38,200	220,796
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Glimcher Realty Trust Series F, 8.75%	14,151	$ 156,935
Health Care REIT, Inc. Series F, 7.625%	50,000	1,077,500
Hersha Hospitality Trust Series A, 8.00%	31,300	414,725
HomeBanc Mortgage Corp. Series A, 10.00% (a)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	227,090	4,328,335
Series C, 7.00%	74,798	1,159,369
HRPT Properties Trust Series B, 8.75%	11,666	209,055
Innkeepers USA Trust Series C, 8.00%	198,000	99,000
Kimco Realty Corp. Series G, 7.75%	168,000	3,469,200
LaSalle Hotel Properties:
Series B, 8.375%	9,550	188,135
Series E, 8.00%	91,400	1,632,404
Series G, 7.25%	87,640	1,371,566
LBA Realty Fund II Series B, 7.625% (a)	146,695	1,173,560
Lexington Corporate Properties Trust Series B, 8.05%	59,400	748,440
Lexington Realty Trust 7.55%	32,300	384,370
LTC Properties, Inc. Series F, 8.00%	98,800	2,242,760
MFA Mortgage Investments, Inc. Series A, 8.50%	378,300	8,511,750
Mid-America Apartment Communities, Inc. Series H, 8.30%	56,100	1,279,080
Newcastle Investment Corp.:
Series B, 9.75%	160,900	489,136
Series D, 8.375%	33,396	88,499
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,720,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	285,174
Series P, 6.70%	65,000	1,140,750
Public Storage:
(depositary shares)	30,000	709,800
Series I, 7.25%	31,655	684,381
Series K, 7.25%	80,000	1,768,000
Series L, 6.75%	10,000	201,000
Series N, 7.00%	40,000	850,000
Realty Income Corp. 6.75%	4,500	94,860
Regency Centers Corp. 7.25%	31,125	593,243
Saul Centers, Inc.:
8.00%	45,000	904,500
Series B (depositary shares) 9.00%	20,000	441,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	$ 750,000
Series C, 8.25%	60,000	369,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	677,250
Taubman Centers, Inc. Series G, 8.00%	20,000	383,000
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	1,446,494
		67,800,957
TOTAL FINANCIALS		70,034,737
TOTAL PREFERRED STOCKS (Cost $119,727,455)		73,121,977
Floating Rate Loans - 0.3%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (f)	$ 1,883,151	1,224,048
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack term loan 2.67% 10/27/13 (f)	495,369	433,448
Toys 'R' US, Inc. term loan 3.32% 12/8/09 (f)	6,795,003	6,676,091
		7,109,539
TOTAL CONSUMER DISCRETIONARY		8,333,587
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (c)(f)	3,782,118	416,033
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 2.07% 12/16/10 (f)	1,000,000	730,000
Spirit Finance Corp. term loan 4.0275% 8/1/13 (f)	1,000,000	300,000
		1,030,000
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.5007% 10/10/13 (f)	$ 729,159	$ 524,994
Tranche B, term loan 4.1769% 10/10/13 (f)	2,708,303	1,949,978
		2,474,972
TOTAL FINANCIALS		3,921,005
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Skilled Healthcare Group, Inc. Tranche 1, term loan 2.6067% 6/15/12 (f)	969,697	872,727
TOTAL FLOATING RATE LOANS (Cost $18,758,985)		13,127,319
Commodity-Linked Notes - 9.8%

AB Svensk Exportkredit:
Note, one-month U.S. dollar LIBOR minus .27% due 01/28/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	32,300,000	51,057,030
Note, one-month U.S. dollar LIBOR minus .27% due 12/23/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	22,000,000	24,274,842
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, one-month U.S. dollar LIBOR minus .35% due 4/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	16,700,000	18,387,511
Medium Term Note, one-month U.S. dollar LIBOR minus .45% due 1/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	15,000,000	23,710,695
Credit Suisse First Boston New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/10/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	8,475,000	11,399,576
Commodity-Linked Notes - continued
	Principal Amount (d)	Value
Credit Suisse First Boston New York Branch: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/24/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	$ 9,330,000	$ 11,192,947
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/5/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	8,605,000	11,574,436
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/16/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	10,000,000	11,041,088
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 4/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	8,400,000	8,955,316
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 01/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	12,500,000	19,765,693
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 11/13/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	8,000,000	10,753,954
Eksportfinans ASA:
Medium Term Note, three-month U.S. dollar LIBOR minus .22% due 01/27/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	50,000,000	79,144,143
Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/16/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	29,700,000	39,998,753
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .30% due 12/21/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	20,000,000	22,045,164
Medium Term Note, three-month U.S. dollar LIBOR minus .97% due 11/9/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	5,000,000	6,690,202
Merrill Lynch & Co., Inc. Medium Term Note, one-month U.S. dollar LIBOR due 11/19/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	27,000,000	36,362,503
Commodity-Linked Notes - continued
	Principal Amount (d)	Value
Morgan Stanley Note, one-month U.S. dollar LIBOR minus 1.7% due 11/12/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	$ 5,000,000	$ 6,733,797
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 1/26/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	40,500,000	64,084,786
Note, one-month U.S. dollar LIBOR due 11/6/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	16,670,000	22,408,553
Note, one-month U.S. dollar LIBOR due 4/27/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	6,600,000	6,792,185
UBS AG Jersey Branch Note, one-month U.S. dollar LIBOR minus .06% due 11/12/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	8,000,000	10,779,440
TOTAL COMMODITY-LINKED NOTES (Cost $359,780,000)		497,152,614
Fixed-Income Funds - 25.8%
Shares
Fidelity Floating Rate Central Fund (g) (Cost $1,483,410,464)	15,467,432	1,300,811,031
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(e)	1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	59,591
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (a)(e)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (a)(e)	2,200,000	0
		59,608
TOTAL PREFERRED SECURITIES (Cost $7,430,385)		59,608
Money Market Funds - 18.2%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b) (Cost $918,122,056)	918,122,056	$ 918,122,056
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $11,000)	$ 11,000	11,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $5,347,862,268)		5,019,614,571
NET OTHER ASSETS - 0.5%		26,549,731
NET ASSETS - 100%		$ 5,046,164,302
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $642,312,441 or 12.7% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 1,473
Deutsche Bank Securities, Inc.	1,306
ING Financial Markets LLC	484
J.P. Morgan Securities, Inc.	6,769
Mizuho Securities USA, Inc.	484
Morgan Stanley & Co., Inc.	484
$ 11,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,371,639
Fidelity Floating Rate Central Fund	52,440,360
Total	$ 57,811,999
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,342,745,842	$ 98,997,460	$ 110,047,046	$ 1,300,811,031	48.0%
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,221,271	$ 4,221,271	$ -	$ -
Financials	613,806,440	604,878,692	6,494,690	2,433,058
Health Care	9,741,781	9,741,781	-	-
Asset-Backed Securities	24,114,222	-	12,708,231	11,405,991
Cash Equivalents	11,000	-	11,000	-
Collateralized Mortgage Obligations	12,932,004	-	12,757,923	174,081
Commercial Mortgage Securities	68,434,716	-	55,870,967	12,563,749
Commodity-Linked Notes	497,152,614	-	497,152,614	-
Corporate Bonds	262,299,936	-	257,222,447	5,077,489
Fixed-Income Funds	1,300,811,031	1,300,811,031	-	-
Floating Rate Loans	13,127,319	-	13,127,319	-
Money Market Funds	918,122,056	918,122,056	-	-
Preferred Securities	59,608	-	-	59,608
U.S. Government and Government Agency Obligations	1,294,780,573	-	1,294,780,573	-
Total Investments in Securities:	$ 5,019,614,571	$ 2,837,774,831	$ 2,150,125,764	$ 31,713,976
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities
Beginning Balance	$ 39,257,885
Total Realized Gain (Loss)	166,426
Total Unrealized Gain (Loss)	(21,276,963)
Cost of Purchases	3,150,078
Proceeds of Sales	(2,303,421)
Amortization/Accretion	(952,697)
Transfer in/out of Level 3	13,672,668
Ending Balance	$ 31,713,976

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities and Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $5,407,343,618. Net unrealized depreciation aggregated $387,729,047, of which $233,116,159 related to appreciated investment securities and $620,845,206 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. Certain of the Fund's securities are valued at period end by a single source or dealer. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Strategic
Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

1.833431.103

ARRS-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 5.2%
		Principal Amount (d)	Value
Convertible Bonds - 2.2%
FINANCIALS - 2.2%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		$ 1,200,000	$ 846,000
Real Estate Investment Trusts - 1.9%
Acadia Realty Trust 3.75% 12/15/26		7,550,000	6,496,020
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (e)		7,625,000	6,236,488
Anthracite Capital, Inc. 11.75% 9/1/27 (e)		1,570,000	282,129
BioMed Realty LP 4.5% 10/1/26 (e)		4,500,000	3,802,500
Boston Properties, Inc. 3.75% 5/15/36		900,000	792,900
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,517,250
BRE Properties, Inc. 4.125% 8/15/26		12,850,000	11,576,051
CapLease, Inc. 7.5% 10/1/27 (e)		5,500,000	3,135,000
Corporate Office Properties LP 3.5% 9/15/26 (e)		2,250,000	1,949,400
Duke Realty LP 3.75% 12/1/11 (e)		2,850,000	2,475,938
Home Properties, Inc. 4.125% 11/1/26 (e)		1,900,000	1,682,640
Hospitality Properties Trust 3.8% 3/15/27		5,200,000	4,335,760
Inland Real Estate Corp. 4.625% 11/15/26		2,000,000	1,651,481
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		7,850,000	6,554,750
MPT Operating Partnership LP 9.25% 4/1/13 (e)		3,000,000	2,358,300
National Retail Properties, Inc. 3.95% 9/15/26		2,700,000	2,500,905
ProLogis Trust 1.875% 11/15/37		4,400,000	3,211,868
SL Green Realty Corp. 3% 3/30/27 (e)		1,450,000	1,196,250
The Macerich Co. 3.25% 3/15/12 (e)		3,600,000	2,821,680
United Dominion Realty Trust, Inc. 3.625% 9/15/11		7,750,000	7,004,063
Ventas, Inc. 3.875% 11/15/11 (e)		7,980,000	7,639,174
Vornado Realty Trust 2.85% 4/1/27		4,660,000	4,060,444
Washington (REIT):
3.875% 9/15/26		4,350,000	4,002,000
3.875% 9/15/26		3,350,000	3,082,000
Weingarten Realty Investors 3.95% 8/1/26		4,250,000	3,910,000
			94,274,991
Real Estate Management & Development - 0.3%
ERP Operating LP 3.85% 8/15/26		8,750,000	8,311,625
First Potomac Realty Investment LP 4% 12/15/11 (e)		2,400,000	1,917,000
Kilroy Realty LP 3.25% 4/15/12 (e)		4,500,000	3,690,000
			13,918,625
TOTAL FINANCIALS			109,039,616
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 3.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Host Marriott LP 7% 8/15/12		$ 1,800,000	$ 1,741,500
Starwood Hotels & Resorts Worldwide, Inc. 6.25% 2/15/13		500,000	465,000
Times Square Hotel Trust 8.528% 8/1/26 (e)		870,568	749,559
			2,956,059
Household Durables - 0.5%
D.R. Horton, Inc.:
5.375% 6/15/12		2,900,000	2,697,000
6.5% 4/15/16		1,000,000	855,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	380,000
7.75% 5/15/13		5,800,000	2,610,000
KB Home:
5.875% 1/15/15		1,500,000	1,335,000
6.25% 6/15/15		5,100,000	4,360,500
Lennar Corp.:
5.5% 9/1/14		4,000,000	3,200,000
5.95% 10/17/11		1,000,000	890,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,448,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,747,500
Ryland Group, Inc.:
6.875% 6/15/13		1,000,000	955,000
8.4% 5/15/17		250,000	237,500
Stanley-Martin Communities LLC 9.75% 8/15/15		6,300,000	1,575,000
			24,291,000
TOTAL CONSUMER DISCRETIONARY			27,247,059
FINANCIALS - 2.4%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (c)(f)		3,175,000	1,905,000
Real Estate Investment Trusts - 2.1%
AMB Property LP:
5.9% 8/15/13		600,000	547,307
6.3% 6/1/13		2,000,000	1,854,706
Arden Realty LP 5.2% 9/1/11		500,000	510,936
AvalonBay Communities, Inc.:
4.95% 3/15/13		1,500,000	1,435,871
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.: - continued
5.5% 1/15/12		$ 1,000,000	$ 1,002,608
6.625% 9/15/11		1,521,000	1,569,737
Brandywine Operating Partnership LP:
4.5% 11/1/09		800,000	797,460
5.75% 4/1/12		1,000,000	904,118
6% 4/1/16		1,000,000	738,003
Camden Property Trust:
4.7% 7/15/09		2,500,000	2,500,905
5% 6/15/15		1,400,000	1,235,724
Colonial Properties Trust 6.875% 8/15/12		1,000,000	938,540
Colonial Realty LP 6.05% 9/1/16		1,000,000	788,260
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	336,067
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,600,000	1,446,635
5.375% 10/15/12		2,000,000	1,352,016
Duke Realty LP:
5.625% 8/15/11		680,000	650,963
7.75% 11/15/09		1,000,000	1,002,454
Equity One, Inc.:
6% 9/15/16		1,000,000	785,906
6.25% 1/15/17		1,000,000	801,528
Federal Realty Investment Trust:
4.5% 2/15/11		3,050,000	2,886,005
5.65% 6/1/16		700,000	613,156
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	686,517
6% 3/1/15		1,500,000	1,323,749
6% 1/30/17		1,000,000	847,723
6.3% 9/15/16		4,500,000	3,902,927
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	1,949,524
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	440,674
8.125% 5/1/11		2,608,000	2,598,037
Highwoods/Forsyth LP 5.85% 3/15/17		2,600,000	2,070,614
HMB Capital Trust V 4.2294% 12/15/36 (c)(e)(f)		4,300,000	430
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,149,508
6.7% 1/15/18		1,000,000	765,824
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust: - continued
6.75% 2/15/13		$ 1,250,000	$ 1,099,595
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	1,790,000
9% 5/15/17 (e)		750,000	705,000
HRPT Properties Trust:
1.2244% 3/16/11 (f)		2,000,000	1,741,882
6.5% 1/15/13		1,000,000	892,097
iStar Financial, Inc. 5.95% 10/15/13		7,995,000	3,277,950
Kimco Realty Corp. 5.783% 3/15/16		550,000	465,613
Liberty Property LP:
5.125% 3/2/15		1,440,000	1,221,756
6.375% 8/15/12		2,680,000	2,570,659
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,706,666
Nationwide Health Properties, Inc.:
6.25% 2/1/13		2,000,000	1,894,726
6.5% 7/15/11		4,000,000	3,940,684
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,467,500
7% 1/15/16		1,658,000	1,492,200
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,495,085
Rouse Co.:
5.375% 11/26/13 (c)		3,050,000	1,921,500
7.2% 9/15/12 (c)		1,000,000	635,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(e)		9,000,000	5,670,000
Senior Housing Properties Trust 8.625% 1/15/12		6,765,000	6,646,613
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	2,708,661
7.75% 2/22/11		1,000,000	985,401
Simon Property Group LP:
5% 3/1/12		700,000	697,802
5.75% 5/1/12		500,000	508,014
6.1% 5/1/16		1,000,000	933,206
6.75% 5/15/14		800,000	803,843
UDR, Inc. 5.5% 4/1/14		2,000,000	1,844,323
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,427,525
Ventas Realty LP:
6.5% 6/1/16		1,020,000	912,900
6.625% 10/15/14		8,020,000	7,619,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas Realty LP: - continued
7.125% 6/1/15		$ 500,000	$ 482,500
Weingarten Realty Invstors 5.263% 5/15/12		1,000,000	887,037
			103,879,170
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	1,119,100
8.125% 6/1/12		1,000,000	920,000
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (e)		1,000,000	975,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,874,475
6.625% 3/15/12		3,000,000	3,073,812
First Industrial LP 5.75% 1/15/16		1,000,000	608,066
Regency Centers LP:
5.25% 8/1/15		3,509,000	2,848,599
5.875% 6/15/17		600,000	483,505
			11,902,557
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 10.5% 6/1/14 (e)		4,750,000	2,422,500
TOTAL FINANCIALS			120,109,227
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,332,500
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,880,900
			4,213,400
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	1,690,634
TOTAL NONCONVERTIBLE BONDS			153,260,320
TOTAL CORPORATE BONDS (Cost $271,845,736)			262,299,936
U.S. Treasury Inflation Protected Obligations - 25.7%
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		$ 37,657,860	$ 35,575,075
2% 1/15/26		109,497,008	107,341,271
2.375% 1/15/25		87,207,551	89,905,699
2.5% 1/15/29		28,800,480	30,519,467
3.625% 4/15/28		30,452,730	37,057,166
3.875% 4/15/29		34,111,889	43,176,184
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		25,219,500	24,924,008
0.875% 4/15/10		15,757,140	15,769,622
1.25% 4/15/14		25,187,750	25,132,813
1.375% 7/15/18		13,843,060	13,421,257
1.625% 1/15/15		49,714,148	49,481,091
1.625% 1/15/18		21,984,048	21,820,985
1.875% 7/15/13		83,447,648	85,664,485
1.875% 7/15/15		48,934,368	49,523,290
2% 4/15/12		43,501,464	44,739,444
2% 1/15/14		80,990,683	82,838,240
2% 7/15/14		71,433,386	73,107,644
2% 1/15/16		47,644,762	48,359,431
2.125% 1/15/19		35,752,320	36,925,394
2.375% 4/15/11		48,555,648	50,057,834
2.375% 1/15/17		35,155,558	36,693,679
2.375% 1/15/27		71,368,425	73,966,811
2.5% 7/15/16		55,430,025	58,253,428
2.625% 7/15/17		36,007,650	38,385,431
3% 7/15/12		71,824,614	76,257,282
3.375% 1/15/12		8,970,125	9,546,844
3.5% 1/15/11		34,792,840	36,336,698
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,260,191,958)			1,294,780,573
Asset-Backed Securities - 0.5%

Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R10 Class M1, 1.0138% 11/25/34 (f)		105,000	65,250
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (e)		3,005,000	1,202,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6769% 3/23/19 (e)(f)		2,815,073	1,829,798
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		5,000,000	3,572,000
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 1.3569% 1/20/37 (e)(f)		$ 2,357,752	$ 1,060,988
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		2,500,000	1,375,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	654,837
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,171,115
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		2,140,000	909,500
Class B2, 1.9513% 12/28/35 (e)(f)		2,110,000	685,750
Class D, 9% 12/28/35 (e)		500,000	130,450
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		1,000,000	250,000
Fairfield Street Solar Corp. Series 2004-1A Class E1, 4.0288% 11/28/39 (e)(f)		850,000	34,000
Fremont Home Loan Trust Series 2006-A Class 2A2, 0.4138% 5/25/36 (f)		21,924	21,781
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9638% 9/25/46 (e)(f)		752,757	45,165
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		750,000	1
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	664,262
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	62
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	722,000
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.3388% 8/28/38 (e)(f)		4,090,000	2,045,000
Class C1B, 7.696% 8/28/38 (e)		1,189,000	525,538
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		5,855,967	4,801,893
Residential Asset Securities Corp.:
Series 2003-KS10 Class MI3, 6.41% 12/25/33		540,404	123,143
Series 2005-AHL1 Class A2, 0.5838% 7/25/35 (f)		1,825,429	1,667,325
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.6663% 2/5/36 (e)(f)		272,035	2,720
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.7222% 9/25/26 (e)(f)		3,000,000	180,000
Series 2006-1A:
Class F, 1.7575% 9/25/26 (e)(f)		2,250,000	112,500
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class G, 1.9575% 9/25/26 (e)(f)		$ 1,530,000	$ 61,200
Class H, 2.2575% 9/25/26 (e)(f)		4,300,000	150,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.7025% 11/21/40 (e)(f)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $47,276,907)			24,114,222
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.5294% 3/15/22 (e)(f)		9,420,000	7,023,241
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2887% 11/25/33 (f)		342,382	298,214
Series 2004-D Class 2A1, 3.8897% 5/25/34 (f)		134,728	113,623
Series 2005-H Class 1A1, 5.3156% 9/25/35 (f)		139,515	110,598
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	41
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (e)(f)		139,282	14,992
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7092% 1/25/19 (e)(f)		83,851	24,434
Class B4, 4.7092% 1/25/19 (e)(f)		167,702	50,169
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.8194% 6/15/22 (e)(f)		5,497,954	3,573,670
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		1,935,000	1,350,047
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.5694% 12/15/37 (e)(f)		463,187	26,957
Series 2006-B Class B6, 2.0194% 7/15/38 (e)(f)		927,765	28,018
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.4231% 9/10/37 (e)(f)		141,447	10,170
Series 2005-D Class B7, 4.5694% 12/15/37 (e)(f)		277,912	20,704
Series 2006-A Class B7, 3.8194% 3/15/38 (e)(f)		714,683	39,665
Series 2006-B Class B7, 4.1694% 7/15/38 (e)(f)		927,765	41,286
Series 2007-A Class BB, 3.6694% 2/15/39 (e)(f)		787,086	19,205
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (e)		96,000	86,400
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
SBA CMBS Trust Series 2006-1A: - continued
Class G, 6.904% 11/15/36 (e)		$ 76,000	$ 67,640
Class H, 7.389% 11/15/36 (e)		37,000	32,930
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,705,268)			12,932,004
Commercial Mortgage Securities - 1.3%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (e)		4,800,000	4,320,000
Banc of America Commercial Mortgage, Inc. sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		874,842	864,778
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.3194% 3/15/22 (e)(f)		800,000	280,000
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		2,000,000	1,223,243
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)	CAD	1,605,000	499,039
Class G, 5.01% 5/15/44 (f)	CAD	351,000	98,097
Class H, 5.01% 5/15/44 (f)	CAD	235,000	58,345
Class J, 5.01% 5/15/44 (f)	CAD	235,000	53,405
Class K, 5.01% 5/15/44 (f)	CAD	118,000	23,652
Class L, 5.01% 5/15/44 (f)	CAD	421,000	75,050
Class M, 5.01% 5/15/44 (f)	CAD	1,927,737	345,521
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (e)		1,475,000	1,339,538
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,147,156
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A:
Class A1, 0.5094% 5/15/23 (e)(f)		3,921,856	3,060,188
Class K, 1.7964% 5/15/23 (e)(f)		3,757,000	1,133,648
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	200,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (e)		2,500,000	2,450,000
Class E, 6.0652% 11/15/36 (e)		1,200,000	1,176,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	960,000
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2315% 6/10/31 (e)(f)		2,500,000	2,268,322
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		$ 4,635,000	$ 3,476,250
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,280,008
Series 2002-1A Class H, 7.3988% 12/10/35 (e)(f)		1,207,000	820,248
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (e)		1,000,000	990,000
Class E, 5.587% 12/15/14 (e)		1,710,000	1,692,900
Class F, 6.376% 12/15/14 (e)		800,000	792,000
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		3,000,000	2,550,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		32,904	32,834
Class F, 6.75% 4/15/29 (f)		1,000,000	944,752
Class G, 6.75% 4/15/29 (f)		1,000,000	446,502
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		2,500,000	1,825,000
Series 1999-C3 Class J, 6.974% 8/15/36 (e)		2,720,000	2,565,283
Series 2000-C1:
Class H, 7% 3/15/33 (e)		1,190,000	806,468
Class K, 7% 3/15/33		1,000,000	538,351
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (e)		1,000,000	653,193
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.7144% 3/1/20 (e)(f)		2,800,000	1,708,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4:
Class E, 6.7103% 5/12/34 (e)(f)		2,000,000	1,418,385
Class F, 7.1023% 5/12/34 (e)(f)		1,700,000	1,120,147
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4994% 2/15/19 (e)(f)		4,000,000	3,200,000
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		2,066,000	1,911,994
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		827,892	832,577
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (e)		2,630,000	2,104,000
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		1,350,000	637,200
Class I11, 7.72% 2/26/28 (e)		751,000	274,340
Class I12, 7.72% 2/26/28 (e)		750,000	223,575
Class I9, 7.72% 2/26/28 (e)		1,149,200	675,385
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (e)		$ 2,000,000	$ 1,540,000
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (e)		600,000	36,000
Class F, 10.813% 5/20/44 (e)		400,000	16,000
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		5,008,728	4,257,418
Series 2005-HQ7 Class E, 5.2076% 11/14/42 (f)		1,250,000	311,150
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (e)		1,000,000	988,600
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (e)		1,150,000	1,000,500
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		2,000,000	1,420,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8944% 9/15/09 (e)(f)		1,800,000	208,639
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 0.4494% 7/15/42 (f)		3,811,558	3,561,035
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $86,112,644)			68,434,716
Common Stocks - 11.0%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Centex Corp.	72,100	609,966
D.R. Horton, Inc.	32,300	302,328
Lennar Corp. Class A	48,600	470,934
M/I Homes, Inc.	46,400	454,256
Meritage Homes Corp. (a)	66,700	1,257,962
Pulte Homes, Inc.	127,500	1,125,825
		4,221,271
FINANCIALS - 10.7%
Capital Markets - 0.0%
W.P. Carey & Co. LLC	7,642	190,897
Real Estate Investment Trusts - 10.4%
Acadia Realty Trust (SBI)	757,244	9,882,034
Alexandria Real Estate Equities, Inc.	326,600	11,689,014
AMB Property Corp. (SBI)	277,100	5,212,251
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities, Inc.	139,800	$ 3,100,764
Annaly Capital Management, Inc.	559,400	8,469,316
Anworth Mortgage Asset Corp.	107,700	776,517
Apartment Investment & Management Co. Class A	1,219,687	10,794,230
AvalonBay Communities, Inc.	221,016	12,363,635
Boston Properties, Inc.	253,500	12,091,950
Brandywine Realty Trust (SBI)	1,701,587	12,676,823
Camden Property Trust (SBI)	510,100	14,078,760
CapLease, Inc.	217,300	599,748
CBL & Associates Properties, Inc.	1,157,558	6,239,238
Colonial Properties Trust (SBI)	50,600	374,440
Corporate Office Properties Trust (SBI)	324,118	9,506,381
Cypress Sharpridge Investments, Inc. (a)	330,096	3,928,142
Cypress Sharpridge Investments, Inc. (e)	270,416	2,896,155
Cypress Sharpridge Investments, Inc. warrants 4/30/11 (a)(e)	60,000	55,778
DCT Industrial Trust, Inc.	225,800	921,264
Developers Diversified Realty Corp.	1,365,400	6,663,152
DiamondRock Hospitality Co.	1,442,462	9,029,812
Digital Realty Trust, Inc.	484,100	17,354,985
Duke Realty LP	1,901,400	16,675,278
Equity Lifestyle Properties, Inc.	131,900	4,904,042
Equity Residential (SBI)	658,100	14,629,563
Essex Property Trust, Inc.	61,700	3,839,591
Federal Realty Investment Trust (SBI)	17,200	886,144
Government Properties Income Trust	41,800	858,154
Hatteras Financial Corp.	7,200	205,848
HCP, Inc.	687,200	14,561,768
Healthcare Realty Trust, Inc.	778,291	13,098,638
Highwoods Properties, Inc. (SBI)	935,500	20,927,135
Home Properties, Inc.	289,700	9,878,770
Host Hotels & Resorts, Inc.	919,100	7,711,249
Inland Real Estate Corp.	965,752	6,760,264
Kimco Realty Corp.	311,320	3,128,766
Kite Realty Group Trust	591,300	1,726,596
LaSalle Hotel Properties (SBI)	26,280	324,295
Lexington Corporate Properties Trust	122,500	416,500
Liberty Property Trust (SBI)	29,700	684,288
MFA Mortgage Investments, Inc.	1,855,646	12,841,070
National Retail Properties, Inc.	101,200	1,755,820
Nationwide Health Properties, Inc.	91,600	2,357,784
ProLogis Trust	2,944,945	23,736,257
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage	342,900	$ 22,453,092
Ramco-Gershenson Properties Trust (SBI)	269,000	2,692,690
Redwood Trust, Inc.	70,700	1,043,532
Regency Centers Corp.	556,600	19,430,906
Simon Property Group, Inc.	834,938	42,940,861
SL Green Realty Corp.	680,600	15,612,964
Sunstone Hotel Investors, Inc.	2,708,260	14,489,191
Tanger Factory Outlet Centers, Inc.	134,000	4,345,620
The Macerich Co.	981,063	17,276,519
U-Store-It Trust	538,200	2,637,180
UDR, Inc.	948,139	9,794,276
Ventas, Inc.	1,155,880	34,514,577
Vornado Realty Trust	376,089	16,935,288
		524,778,905
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	839,500	6,690,817
CB Richard Ellis Group, Inc. Class A (a)	840,649	7,868,475
Jones Lang LaSalle, Inc.	35,300	1,155,369
		15,714,661
TOTAL FINANCIALS		540,684,463
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	197,100	1,919,754
Capital Senior Living Corp. (a)	213,200	970,060
Emeritus Corp. (a)	447,457	5,910,907
Sun Healthcare Group, Inc. (a)	111,500	941,060
		9,741,781
TOTAL COMMON STOCKS (Cost $756,489,410)		554,647,515
Preferred Stocks - 1.4%
	Shares	Value
Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	120,000	$ 1,486,440
Lexington Corporate Properties Trust Series C 6.50%	33,800	676,000
Simon Property Group, Inc. 6.00%	20,000	924,800
		3,087,240
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	15,300
Red Lion Hotels Capital Trust 9.50%	138,465	2,215,440
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	3,040
		2,233,780
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,099,425
AMB Property Corp. Series O, 7.00%	1,000	19,060
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	163
Series B, 9.25% (a)	233,544	584
Annaly Capital Management, Inc. Series A, 7.875%	205,500	4,685,400
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	4,809,105
Apartment Investment & Management Co.:
Series G, 9.375%	72,500	1,483,350
Series T, 8.00%	80,000	1,400,000
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	348,400
Cedar Shopping Centers, Inc. 8.875%	15,000	239,850
CenterPoint Properties Trust Series D, 5.377%	5,280	2,376,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	1,655,750
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,194,796
Series B, 7.50%	43,159	635,732
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	481,200
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	1,980,000
Series B, 7.875%	36,100	752,685
Duke Realty LP 8.375%	112,097	1,968,423
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	10,695
Equity Residential (depositary shares) Series N, 6.48%	21,200	395,592
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	38,200	220,796
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Glimcher Realty Trust Series F, 8.75%	14,151	$ 156,935
Health Care REIT, Inc. Series F, 7.625%	50,000	1,077,500
Hersha Hospitality Trust Series A, 8.00%	31,300	414,725
HomeBanc Mortgage Corp. Series A, 10.00% (a)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	227,090	4,328,335
Series C, 7.00%	74,798	1,159,369
HRPT Properties Trust Series B, 8.75%	11,666	209,055
Innkeepers USA Trust Series C, 8.00%	198,000	99,000
Kimco Realty Corp. Series G, 7.75%	168,000	3,469,200
LaSalle Hotel Properties:
Series B, 8.375%	9,550	188,135
Series E, 8.00%	91,400	1,632,404
Series G, 7.25%	87,640	1,371,566
LBA Realty Fund II Series B, 7.625% (a)	146,695	1,173,560
Lexington Corporate Properties Trust Series B, 8.05%	59,400	748,440
Lexington Realty Trust 7.55%	32,300	384,370
LTC Properties, Inc. Series F, 8.00%	98,800	2,242,760
MFA Mortgage Investments, Inc. Series A, 8.50%	378,300	8,511,750
Mid-America Apartment Communities, Inc. Series H, 8.30%	56,100	1,279,080
Newcastle Investment Corp.:
Series B, 9.75%	160,900	489,136
Series D, 8.375%	33,396	88,499
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,720,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	285,174
Series P, 6.70%	65,000	1,140,750
Public Storage:
(depositary shares)	30,000	709,800
Series I, 7.25%	31,655	684,381
Series K, 7.25%	80,000	1,768,000
Series L, 6.75%	10,000	201,000
Series N, 7.00%	40,000	850,000
Realty Income Corp. 6.75%	4,500	94,860
Regency Centers Corp. 7.25%	31,125	593,243
Saul Centers, Inc.:
8.00%	45,000	904,500
Series B (depositary shares) 9.00%	20,000	441,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	$ 750,000
Series C, 8.25%	60,000	369,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	677,250
Taubman Centers, Inc. Series G, 8.00%	20,000	383,000
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	1,446,494
		67,800,957
TOTAL FINANCIALS		70,034,737
TOTAL PREFERRED STOCKS (Cost $119,727,455)		73,121,977
Floating Rate Loans - 0.3%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (f)	$ 1,883,151	1,224,048
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack term loan 2.67% 10/27/13 (f)	495,369	433,448
Toys 'R' US, Inc. term loan 3.32% 12/8/09 (f)	6,795,003	6,676,091
		7,109,539
TOTAL CONSUMER DISCRETIONARY		8,333,587
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (c)(f)	3,782,118	416,033
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 2.07% 12/16/10 (f)	1,000,000	730,000
Spirit Finance Corp. term loan 4.0275% 8/1/13 (f)	1,000,000	300,000
		1,030,000
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.5007% 10/10/13 (f)	$ 729,159	$ 524,994
Tranche B, term loan 4.1769% 10/10/13 (f)	2,708,303	1,949,978
		2,474,972
TOTAL FINANCIALS		3,921,005
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Skilled Healthcare Group, Inc. Tranche 1, term loan 2.6067% 6/15/12 (f)	969,697	872,727
TOTAL FLOATING RATE LOANS (Cost $18,758,985)		13,127,319
Commodity-Linked Notes - 9.8%

AB Svensk Exportkredit:
Note, one-month U.S. dollar LIBOR minus .27% due 01/28/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	32,300,000	51,057,030
Note, one-month U.S. dollar LIBOR minus .27% due 12/23/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	22,000,000	24,274,842
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, one-month U.S. dollar LIBOR minus .35% due 4/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	16,700,000	18,387,511
Medium Term Note, one-month U.S. dollar LIBOR minus .45% due 1/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	15,000,000	23,710,695
Credit Suisse First Boston New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/10/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	8,475,000	11,399,576
Commodity-Linked Notes - continued
	Principal Amount (d)	Value
Credit Suisse First Boston New York Branch: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/24/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	$ 9,330,000	$ 11,192,947
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/5/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	8,605,000	11,574,436
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/16/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	10,000,000	11,041,088
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 4/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	8,400,000	8,955,316
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 01/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	12,500,000	19,765,693
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 11/13/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	8,000,000	10,753,954
Eksportfinans ASA:
Medium Term Note, three-month U.S. dollar LIBOR minus .22% due 01/27/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	50,000,000	79,144,143
Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/16/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	29,700,000	39,998,753
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .30% due 12/21/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	20,000,000	22,045,164
Medium Term Note, three-month U.S. dollar LIBOR minus .97% due 11/9/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	5,000,000	6,690,202
Merrill Lynch & Co., Inc. Medium Term Note, one-month U.S. dollar LIBOR due 11/19/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	27,000,000	36,362,503
Commodity-Linked Notes - continued
	Principal Amount (d)	Value
Morgan Stanley Note, one-month U.S. dollar LIBOR minus 1.7% due 11/12/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	$ 5,000,000	$ 6,733,797
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 1/26/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	40,500,000	64,084,786
Note, one-month U.S. dollar LIBOR due 11/6/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	16,670,000	22,408,553
Note, one-month U.S. dollar LIBOR due 4/27/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	6,600,000	6,792,185
UBS AG Jersey Branch Note, one-month U.S. dollar LIBOR minus .06% due 11/12/2009 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	8,000,000	10,779,440
TOTAL COMMODITY-LINKED NOTES (Cost $359,780,000)		497,152,614
Fixed-Income Funds - 25.8%
Shares
Fidelity Floating Rate Central Fund (g) (Cost $1,483,410,464)	15,467,432	1,300,811,031
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(e)	1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	59,591
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (a)(e)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (a)(e)	2,200,000	0
		59,608
TOTAL PREFERRED SECURITIES (Cost $7,430,385)		59,608
Money Market Funds - 18.2%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b) (Cost $918,122,056)	918,122,056	$ 918,122,056
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $11,000)	$ 11,000	11,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $5,347,862,268)		5,019,614,571
NET OTHER ASSETS - 0.5%		26,549,731
NET ASSETS - 100%		$ 5,046,164,302
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $642,312,441 or 12.7% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 1,473
Deutsche Bank Securities, Inc.	1,306
ING Financial Markets LLC	484
J.P. Morgan Securities, Inc.	6,769
Mizuho Securities USA, Inc.	484
Morgan Stanley & Co., Inc.	484
$ 11,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,371,639
Fidelity Floating Rate Central Fund	52,440,360
Total	$ 57,811,999
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,342,745,842	$ 98,997,460	$ 110,047,046	$ 1,300,811,031	48.0%
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,221,271	$ 4,221,271	$ -	$ -
Financials	613,806,440	604,878,692	6,494,690	2,433,058
Health Care	9,741,781	9,741,781	-	-
Asset-Backed Securities	24,114,222	-	12,708,231	11,405,991
Cash Equivalents	11,000	-	11,000	-
Collateralized Mortgage Obligations	12,932,004	-	12,757,923	174,081
Commercial Mortgage Securities	68,434,716	-	55,870,967	12,563,749
Commodity-Linked Notes	497,152,614	-	497,152,614	-
Corporate Bonds	262,299,936	-	257,222,447	5,077,489
Fixed-Income Funds	1,300,811,031	1,300,811,031	-	-
Floating Rate Loans	13,127,319	-	13,127,319	-
Money Market Funds	918,122,056	918,122,056	-	-
Preferred Securities	59,608	-	-	59,608
U.S. Government and Government Agency Obligations	1,294,780,573	-	1,294,780,573	-
Total Investments in Securities:	$ 5,019,614,571	$ 2,837,774,831	$ 2,150,125,764	$ 31,713,976
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities
Beginning Balance	$ 39,257,885
Total Realized Gain (Loss)	166,426
Total Unrealized Gain (Loss)	(21,276,963)
Cost of Purchases	3,150,078
Proceeds of Sales	(2,303,421)
Amortization/Accretion	(952,697)
Transfer in/out of Level 3	13,672,668
Ending Balance	$ 31,713,976

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities and Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $5,407,343,618. Net unrealized depreciation aggregated $387,729,047, of which $233,116,159 related to appreciated investment securities and $620,845,206 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. Certain of the Fund's securities are valued at period end by a single source or dealer. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2009